Capital, Reserves and Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ordinary interim dividend declared and paid of HK$1.826 (equivalent to approximately RMB1.540) (2017: HK$1.623 (equivalent to approximately RMB1.409); 2016: HK$1.489 (equivalent to approximately RMB1.273)) per share	¥ 32,870	¥ 28,211	¥ 26,227
Special dividend declared and paid of HK$3.200 (equivalent to approximately RMB2.777) per share in 2017		55,621
Ordinary final dividend proposed after the balance sheet date of HK$1.391 (equivalent to approximately RMB1.219) (2017: HK$1.582 (equivalent to approximately RMB1.322); 2016: HK$1.243 (equivalent to approximately RMB1.112)) per share	24,955	27,077	22,766
Dividends recognised as distributions to owners	57,825	110,909	48,993
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.582 (equivalent to approximately RMB1.322) (2017: HK$1.243 (equivalent to approximately RMB1.112); 2016: HK$1.196 (equivalent to approximately RMB1.002)) per share	27,070	22,211	20,777
Attributable to equity shareholders of the Company [member]
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.582 (equivalent to approximately RMB1.322) (2017: HK$1.243 (equivalent to approximately RMB1.112); 2016: HK$1.196 (equivalent to approximately RMB1.002)) per share	¥ 27,060	¥ 22,204	¥ 20,764